Income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income taxes
Summary of income taxes are recognized in profit from continuing operations

Income taxes	Years Ended December 31,
in €‘000	2025	2024	2023
Current tax expense:
Current year	12,734	12,277	9,251
Changes in estimates related to prior years	(413)	(547)	(1,245)
Deferred tax expense:
Origination and reversal of temporary differences	2,938	(9,924)	1,545
Tax step-up write-down	5,100	2,200	3,000
Recognition of previously unrecognized deferred tax assets	(1,919)	(15,066)	—
Income tax expense (benefit) reported in profit from continuing operations	18,440	(11,060)	12,551

Summary of reconciliation of the changes in the net deferred tax asset (liability) recognized in the consolidated statement of financial position, net

in €‘000	2025	2024
Net deferred tax asset (liability) as of January 1,	17,333	(4,932)
Additions from business combinations	—	—
Recognized in other comprehensive income	187	26
Recognized in profit from continuing operations	(6,119)	22,789
Foreign currency translation adjustment	1,200	(550)
Net deferred tax asset as of December 31,	12,601	17,333

Summary of deferred tax assets and (liabilities)

	December 31,
	2025		2024
	Consolidated		Consolidated
	statement of	Consolidated	statement of	Consolidated
	financial	statement of	financial	statement of
in €‘000	position	profit or loss	position	profit or loss
Other assets and prepayments	10,174	777	9,397	(1,604)
Intangible assets	(27,461)	(8,754)	(19,907)	11,903
Trade and other payables	452	(780)	1,232	(7,804)
Tax loss carry-forward	18,139	1,885	16,254	11,411
Tax step-up (write-down)	—	(5,100)	5,100	(2,200)
Other assets non-current	(1,641)	139	(1,781)	(1,240)
Other	12,938	5,713	7,038	12,323
Deferred tax income (expense)		(6,120)		22,789
Net deferred tax asset	12,601		17,333
Reflected in the consolidated statements of financial position as follows:
Deferred tax assets	28,749		36,376
Deferred tax liabilities	(16,148)		(19,043)
Deferred tax asset, net	12,601		17,333

Summary of income tax expense calculated by the applicable tax rate and the effective income tax

	Years Ended December 31,
in €‘000	2025	2024	2023
Net income before tax	118,764	22,552	47,196
Applicable tax rate	14.3%	14.3%	14.3%
Tax expense applying the Company tax rate	(16,971)	(3,223)	(6,744)
Effect of tax losses and tax offsets not recognized as deferred tax assets	5,707	2,725	(2,276)
Effect on recognition of deferred tax assets, on previous unused tax losses and tax offsets	1,919	15,066	—
Changes in estimates related to prior years	413	547	1,245
Effect of non-deductible expenses	(520)	(779)	(1,337)
Effect of difference to the Company tax rate	(3,847)	(1,752)	517
Other effects	(41)	676	(956)
Tax step-up write-down	(5,100)	(2,200)	(3,000)
Income tax (expense) benefit	(18,440)	11,060	(12,551)
Effective tax rate	15.5%	(49.0)%	26.6%

Summary of tax loss carryforwards that are not recognized as deferred tax assets

Periods in which tax loss carry-forwards not recognized as deferred tax assets may be used	As of December 31,
in €‘000	2025	2024
Unlimited	124,969	90,257
will expire within 5 years	2,140,389	2,350,223
will expire thereafter	39,284	40,428
Tax loss carry-forward	2,304,642	2,480,908